Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Segment Information
Segment information is as follows:

	For the year ended December 31, 2023
($ in millions)	Global Lottery	Global Gaming	PlayDigital	Business Segments Total	Corporate and Other	Total IGT PLC
Service revenue	2,359	762	227	3,347	—	3,347
Product sales	171	791	1	963	—	963
Total revenue	2,530	1,552	228	4,310	—	4,310

Operating income (loss)	913	313	65	1,291	(290)	1,001
Depreciation and amortization	192	163	12	367	156	523
Expenditures for long-lived assets	(124)	(188)	(4)	(317)	(8)	(324)
(1) Depreciation and amortization excludes amortization of upfront license fees of $200 million.

	For the year ended December 31, 2022
($ in millions)	Global Lottery	Global Gaming	PlayDigital	Business Segments Total	Corporate and Other	Total IGT PLC
Service revenue	2,436	714	209	3,359	—	3,359
Product sales	157	709	1	866	—	866
Total revenue	2,593	1,423	209	4,225	—	4,225

Operating income (loss)	909	242	50	1,201	(279)	922
Depreciation and amortization	196	119	17	333	160	492
Expenditures for long-lived assets	(141)	(140)	(6)	(287)	(6)	(293)
(1) Depreciation and amortization excludes amortization of upfront license fees of $193 million.

	For the year ended December 31, 2021
($ in millions)	Global Lottery	Global Gaming	PlayDigital	Business Segments Total	Corporate and Other	Total IGT PLC
Service revenue	2,690	630	163	3,483	—	3,483
Product sales	123	482	1	606	—	606
Total revenue	2,812	1,112	165	4,089	—	4,089

Operating income (loss)	1,088	43	33	1,164	(262)	902
Depreciation and amortization	225	126	15	366	160	526
Expenditures for long-lived assets	(123)	(67)	(13)	(203)	(6)	(208)

Schedule of Revenue from External Customers Based on Geographical Location
Revenue from external customers, which is based on the geographical location of our customers, is as follows:

	For the year ended December 31,
($ in millions)	2023	2022	2021
United States	2,480	2,355	2,126
Canada	228	199	120
Italy	952	1,062	1,307
United Kingdom	68	67	72
Rest of Europe	273	254	217
All other	309	289	247
Total	4,310	4,225	4,089
Revenue from one customer in the Global Lottery segment represented approximately 20%, 18%, and 23% of consolidated revenue in 2023, 2022, and 2021, respectively.
Schedule of Long-Lived Assets Based on Geographical Location
Long-lived assets, which are comprised of Systems & Equipment and PPE, are based on the geographical location of the assets as follows:

	December 31,
($ in millions)	2023	2022
United States	793	775
Canada	21	15
Italy	70	79
United Kingdom	2	6
Rest of Europe	96	92
All other	65	48
Total	1,047	1,016